DEFERRED REVENUE (Narrative) (Details) $ in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Mar. 03, 2017 USD ($) oz	Apr. 24, 2020 CAD ($) oz	Mar. 31, 2010	Dec. 31, 2021	Dec. 31, 2020 CAD ($)
Gibraltar Joint Venture [Member]
Disclosure Of Deferred Income [Line Items]
Proportion of ownership interest in joint venture			75.00%	75.00%
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Upfront cash deposit received | $	$ 33
Quantity of silver deliverable | oz	5,900,000
Percentage of production to be delivered after threshold	35.00%
Deferred revenue deposit | $		$ 8,510			$ 8,510
Cash received per ounce of silver deliveries | oz	2.75
Successive renewal term of sale agreement	10 years
Osisko Gold Royalties Ltd [Member] | Bottom of range [Member]
Disclosure Of Deferred Income [Line Items]
Successive renewal term of sale agreement	50 years